Taxation (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of income tax provision

The income tax provision consisted of the following components:

For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
Current income tax expense	$-	$-
Deferred income tax benefit	-	-
Total	$-	$-